Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Containers, cost	$ 4,711,118	$ 4,511,101	[1]
Containers, accumulated depreciation	(990,784)	(814,790)	[1]
Containers, net book value	3,720,334	3,696,311	[1],[2]
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,402,013	1,394,669
Containers, accumulated depreciation	(304,652)	(256,363)
Containers, net book value	1,097,361	1,138,306
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	253,375	279,002
Containers, accumulated depreciation	(76,344)	(78,746)
Containers, net book value	177,031	200,256
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,861,727	1,812,796
Containers, accumulated depreciation	(405,503)	(332,551)
Containers, net book value	1,456,224	1,480,245
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube Dry Van
Property, Plant and Equipment [Line Items]
Containers, cost	29,823	33,181
Containers, accumulated depreciation	(6,957)	(5,627)
Containers, net book value	22,866	27,554
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	24,420	18,721
Containers, accumulated depreciation	(3,830)	(2,568)
Containers, net book value	20,590	16,153
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	5,149	5,155
Containers, accumulated depreciation	(1,948)	(1,569)
Containers, net book value	3,201	3,586
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,004,532	849,579
Containers, accumulated depreciation	(169,383)	(118,733)
Containers, net book value	835,149	730,846
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	16,712	15,522
Containers, accumulated depreciation	(2,942)	(2,571)
Containers, net book value	13,770	12,951
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	43,620	44,977
Containers, accumulated depreciation	(12,634)	(10,833)
Containers, net book value	30,986	34,144
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	11,048	11,553
Containers, accumulated depreciation	(1,069)	(1,051)
Containers, net book value	9,979	10,502
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	27,117	27,331
Containers, accumulated depreciation	(3,778)	(3,375)
Containers, net book value	23,339	23,956
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	31,582	18,615
Containers, accumulated depreciation	(1,744)	(803)
Containers, net book value	$ 29,838	$ 17,812

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").